S000028708 [Member] Expense Example - Variable Portfolio - Partners International Value Fund	Dec. 31, 2025 USD ($)
Variable Portfolio - Partners International Value Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,044
Variable Portfolio - Partners International Value Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	$ 1,336